INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

Taxation in the Cayman Islands and the British Virgin Islands

        Neither the Cayman Islands nor the British Virgin Islands currently levies taxes on individuals or corporations based upon profits, income, gains or appreciation. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands or BVI withholding tax will be imposed.

        The Company and IFM Co. are tax-exempted companies incorporated in the Cayman Islands. Genius is a tax-exempted company incorporated in the British Virgin Islands.

Taxation in Hong Kong

        CIR is subject to income tax rate 16.5% in 2012, 2013 and 2014.

        BVMC is subject to income tax rate of 16.5% in 2012, 2013 and 2014.

PRC Corporate Income Tax

        On March 16, 2007, the National People's Congress of PRC enacted the Corporate Income Tax Law, under which Foreign Investment Enterprises and domestic companies would be subject to CIT at a uniform rate of 25%. This became effective on January 1, 2008. In accordance with the CIT Law, there will be a transition period for enterprises which currently receive preferential tax treatments granted by relevant tax authorities. Enterprises that are subject to a corporate income tax rate lower than 25% may continue to enjoy the lower rate and gradually transition to the new tax rate within five years after the effective date of the CIT Law.

        As Shanghai Ruifeng and Anshijie are both registered in Shanghai Pu Dong New Area, and Shenzhen CIR is registered in Shenzhen special economic zone, they are subject to the preferential income tax rate of 15% according to the Foreign Investment and Foreign Enterprise Income Tax Law before 2008. From January 1, 2008 onwards, the income tax rate is to be increased progressively from 18% to 25% from 2008 to 2012, respectively. Accordingly, they are subject to income tax rate of 25% in 2012, 2013 and 2014, respectively.

        In October 2009, Beijing Huachuangxunjie Technology Co., Ltd., or Huachuang, obtained a Software Enterprise Certification which entitled it to exemption from corporate income tax in 2009 and 2010.

        In September 2011, Kudian obtained a Software Enterprise Certification which entitles it to exemption from CIT for the first two years in which it has taxable income and a 50% reduction in CIT for each of the following three years. 2011 is the first year with taxable income. For the years ended December 31, 2011 and 2012, Kudian is exempted for the income tax provision, and for the years ended December 31, 2013 and 2014, Kudian is 50% reduction for the income tax provision.

        The provision for income tax is as follows (in RMB thousands):

	Years ended December 31,
	2012	2013	2014
Income tax provision:
Current	8,484	3,289	3,469
Deferred	(5,771)	(5,621)	(9,146)

Total	2,713	(2,332)	(5,677)

        The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities as of December 31, 2013 and 2014 (in RMB thousands):

	December 31,
	2013	2014
Current
Deferred tax assets:
Allowance for doubtful accounts	5,543	1,874
Deferred revenue	1,898	607
Accrued expense and payroll	39,266	27,121
Advertising expense	479	629
Net operating loss carry forwards	—	834

Total deferred tax assets	47,186	31,065
Less: valuation allowance	(37,556)	(16,628)

Net deferred tax assets—current	9,630	14,437

Non-current
Deferred tax assets:
Net operating loss carry forwards	144,678	186,252
Intangible assets and property and equipment	4,695	3,385

Total deferred tax assets	149,373	189,637
Less: valuation allowance	(149,373)	(186,071)

Net deferred tax assets—non-current	—	3,566

Deferred tax liabilities:
Intangible assets and property and equipment	(15,781)	(15,008)

Net deferred tax liabilities—non-current	(15,781)	(15,008)

        The Group made full valuation allowance against net deferred tax assets of all entities except for Shanggu and MMC BJ as of December 31, 2014. The Group evaluates a variety of factors in determining the amount of valuation allowance, including the Group's limited operating history, accumulated deficit, existence of taxable temporary differences and expected reversal periods. For Shanggu, the deferred tax assets mainly resulted from commission payable. Since the release of new real estate policies by government in late 2014 and early 2015 to enhance the growth of potential demands of real estate market, as well as implemention of cost reduction strategy, Shanggu anticipates that it is more likely than not to realize taxable income in 2015 without a corresponding valuation allowance. For MMC BJ, the deferred tax assets mainly resulted from tax losses carried-forward. Since 2013, entrusted and mortgage credit loan services have been improved by the focus on property refinancing activities. Therefore, MMC BJ is considered more likely than not to achieve taxable income in the near term. After considering both positive and negative evidence, it has been concluded that all deferred tax assets relating to MMC BJ, are more likely than not to be realized, starting from 2015 and no valuation allowance is needed.

        The following table sets forth the movements of the valuation allowance for net deferred tax assets for the years presented (in RMB thousands):

	Years ended December 31,
	2012	2013	2014
Balance at beginning of the year	(152,872)	(168,142)	(186,929)
Write-back/(provision) for the year	(15,270)	(18,787)	(15,770)

Balance at end of the year	(168,142)	(186,929)	(202,699)

        The Group had total net operating losses carried forward as of December 31, 2012, 2013 and 2014 amounting to RMB518.4 million, RMB578.7 million and RMB748.3million respectively, which will expired between 2015 and 2019.

        The combined effects of the CIT exemption and tax rate reductions for the year ended December 31, 2012, were to decrease net loss by RMB5.1 million and basic and diluted net loss per share by RMB0.01. The combined effects of the CIT exemption and tax rate reductions for the year ended December 31, 2013, were to decrease net loss by RMB0.03 million and basic and diluted net loss per share by RMB0.00. The combined effects of the CIT exemption and tax rate reductions for the year ended December 31, 2014, were to decrease net loss by RMB0.3 million and basic and diluted net loss per share by RMB0.00.

        A reconciliation of income tax at the statutory income tax rate to the Group's effective tax rate is as follows:

	Years ended December 31,
	2012	2013	2014
Statutory income tax rates	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	0.2%	0.0%	(0.3)%
Effect of income tax rate changes	0.0%	(2.3)%	0.0%
Changes in valuation allowance	31.2%	24.9%	15.4%
Effect of goodwill impairment loss	5.7%	5.8%	0.0%
Effect of fair value changes	(6.3)%	(6.2)%	0.0%
Others	(0.1)%	0.2%	5.0%

Effective tax rate	5.7%	(2.6)%	(4.9)%

        On December 6, 2007, the State Council issued the detailed implementation regulations of the new PRC Corporate tax law. Pursuant to the regulations, a 10% withholding income tax will be levied on dividends declared on or after January 1, 2008 by foreign investment enterprises to their foreign enterprise shareholders unless the enterprise investor is deemed as a PRC Tax Resident Enterprise ("TRE").

        The Company's subsidiaries, except for Shanggu have determined that they have no present plan to declare and pay any dividend on their shares in the foreseeable future. The Group plans to continue to reinvest its subsidiaries' undistributed earnings in their operations in China in the foreseeable future. As of December 31, 2013 and 2014, the Company's subsidiaries were in a position of consolidated cumulative loss.

        According to Shanggu's acquisition agreement in 2011, Shanggu will declare and pay dividends based on the audited profit of Shanggu after retaining operation cash of RMB10.0 million. As of December 31, 2014, management intended to distribute earnings of Shanggu. Therefore, the undistributed earnings of Shanggu were subject to a 10% withholding tax and a deferred tax liability for associated withholding tax should be recorded as of December 31, 2014. As the undistributed earnings of Shanggu were nil as of December 31, 2014, deferred tax liabilities was nil as of December 31, 2014.